Long-Term Debt - Additional Information - $77.5 Million Secured Loan Facility (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015	Jun. 30, 2012
Debt Instrument [Line Items]
Total long-term debt	$ 745,649,000		$ 671,690,000
Maturity date of secured loan facility	Dec. 31, 2018
Minimum liquidity of Partnership		$ 18,000,000
Minimum EBITDA to interest ratio	250.00%
Libor Plus [Member]
Debt Instrument [Line Items]
Long term debt interest rate description	LIBOR, plus a margin of 2.25%
Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership		1,000,000
Vessel Owned [Member] | Less Than 12 Months Remaining Tenor [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership		$ 1,500,000
Ingrid Knutsen [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance	125.00%
77.5 Million Loan Facility [Member]
Debt Instrument [Line Items]
Total long-term debt				$ 90,000,000
Long term debt interest rate percentage				3.85%
77.5 Million Loan Facility [Member] | Libor Plus [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage				2.25%
77.5 Million Loan Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total long-term debt				$ 55,100,000
77.5 Million Loan Facility [Member] | Commercial Loan [Member]
Debt Instrument [Line Items]
Total long-term debt				$ 22,400,000
93 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Minimum book equity ratio for Partnership		30.00%